Right-of-use assets, Information (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Non-current assets [abstract]
Right-of-use assets	$ 1,374	$ 1,253	$ 1,404
Land and Buildings [Member]
Non-current assets [abstract]
Right-of-use assets	1,374	1,253	$ 1,043
Land and Buildings [Member] | Gross Carrying Amount [Member]
Non-current assets [abstract]
Right-of-use assets	1,649	1,309
Land and Buildings [Member] | Accumulated Depreciation [Member]
Non-current assets [abstract]
Right-of-use assets	$ (275)	$ (56)